Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	$ 796	$ 685
Property, plant and equipment	36,727	36,499
Right-of-use assets	1,738	1,845
Goodwill	2,923	2,923
Assets	54,427	55,869
Current assets	10,745	12,430
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	785	674
Property, plant and equipment	24,271	24,657
Right-of-use assets	687	638
Goodwill	2,923	2,923
Assets	32,481	32,248
Conventional
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	5	6
Property, plant and equipment	2,045	2,020
Right-of-use assets	2	2
Goodwill	0	0
Assets	2,278	2,410
Offshore
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	6	5
Property, plant and equipment	2,679	2,549
Right-of-use assets	103	152
Goodwill	0	0
Assets	3,416	3,339
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,438	2,466
Right-of-use assets	220	252
Goodwill	0	0
Assets	3,320	3,172
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	4,981	4,482
Right-of-use assets	286	329
Goodwill	0	0
Assets	9,728	8,324
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	313	325
Right-of-use assets	440	472
Goodwill	0	0
Assets	$ 3,204	$ 6,376